UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-04379

Plan Investment Fund, Inc.

(Exact name of registrant as specified in charter)

2 Mid America Plaza

Suite 200

Oakbrook Terrace, IL 60181

(Address of principal executive offices)(Zip code)

Dale E. Palka, President

2 Mid America Plaza

Suite 200

Oakbrook Terrace, IL 60181

(Name and address of agent for service)

COPY TO:

Robert F. Weber, Esq.

Seyfarth Shaw LLP

131 S. Dearborn Street

Chicago, Illinois 60603

Registrant’s telephone number, including area code: (630) 472-7700

Date of fiscal year end: December 31

Date of reporting period: December 31, 2011

TABLE OF CONTENTS

Item 1.	Reports to Stockholders.
Item 2.	Code of Ethics.
Item 3.	Audit Committee Financial Expert.
Item 4.	Principal Accountant Fees and Services.
Item 5.	Audit Committee of Listed Registrants.
Item 6.	Schedule of Investments.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Item 10.	Submission of Matters to a Vote of Security Holders.
Item 11.	Controls and Procedures.
Item 12.	Exhibits.

Item 1. Reports to Stockholders.

Annual Report

December 31, 2011

ADMINISTRATOR

BCS Financial Services Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 (800) 621-9215

February 24, 2012

Dear Investors:

On behalf of the Board of Trustees, I am pleased to submit the 2011 Annual Report for Plan Investment Fund, Inc. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.

We are looking forward in 2012 to expanding the Plan Investment Fund’s portfolio offerings to provide more choices for our investors. You will be hearing more about these new portfolios throughout 2012.

As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.

Sincerely

Dale E. Palka President and Chief Executive Officer

Government/REPO Portfolio

Schedule of Investments

December 31, 2011

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS – 100.0%
$36,000,000	Deutsche Bank Securities, Inc. To be repurchased at $36,000,320 (collateralized by $36,295,700 par amount of U.S. Treasury Note, 2.00%; due 11/15/2021; Total Value $36,720,088)	0.08%	01/03/12	$36,000,000
34,376,000	Goldman Sachs & Co. To be repurchased at $34,376,382 (collateralized by $63,148,614 par amount of Federal National Mortgage Backed Securities and Federal Home Loan Mortgage Corp. Participating Certificates, 3.50% to 5.50%; due 10/01/2018 to 08/01/2039; Total Value $35,407,280)	0.10%	01/03/12	34,376,000
32,000,000	HSBC Securities (USA), Inc. To be repurchased at $32,000,178 (collateralized by $27,015,000 par amount of U.S. Treasury Bond, 3.875%; due 08/15/2040; Total Value $32,643,197)	0.05%	01/03/12	32,000,000
30,000,000	Morgan Stanley & Co., Inc. To be repurchased at $30,000,100 (collateralized by $38,892,186 par amount of Federal Home Loan Mortgage Corp. Participating Certificates, 4.00% to 5.50%; due 06/01/2026 to 12/01/2041; Total Value $30,900,000)	0.03%	01/03/12	30,000,000
10,000,000	RBS Securities, Inc. To be repurchased at $10,000,078 (collateralized by $11,360,000 par amount of Federal National Mortgage Backed Security, 4.50%; due 08/01/2041; Total Value $10,301,858)	0.07%	01/03/12	10,000,000
35,000,000	UBS Securities LLC To be repurchased at $35,000,156 (collateralized by $34,312,301 par amount of Federal National Mortgage Backed Security, 4.00%; due 11/01/2041; Total Value $36,050,000)	0.04%	01/03/12	35,000,000

	Total Repurchase Agreements			177,376,000

	(Cost $177,376,000)
	Total Investments – 100.0%			177,376,000
	(Cost $177,376,000) *
	Liabilities in excess of Other Assets – 0.0%			(46,354)

	Net Assets – 100.0%			$177,329,646

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2011

Par Value		Interest Rate	Maturity	Amortized Cost
U.S. TREASURY OBLIGATIONS – 3.1%
$30,000,000	U.S. Treasury Note	0.38%	08/31/12	$30,046,842

	Total U.S. Treasury Obligations			30,046,842

	(Cost $30,046,842)

BANK OBLIGATIONS – 35.7%

YANKEE CERTIFICATES OF DEPOSIT – 35.7%
10,000,000	Bank of Montreal, Chicago (1)	0.37%	01/25/12	10,000,000
30,000,000	Bank of Nova Scotia, Houston	0.30%	01/13/12	30,000,000
15,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York	0.41%	02/10/12	15,000,000
15,000,000	Credit Suisse, New York	0.40%	01/26/12	15,000,000
15,605,000	Lloyds TSB Bank PLC, New York (1)	0.70%	02/14/12	15,605,000
30,000,000	National Australia Bank Limited, New York (1)	0.37%	02/10/12	30,000,000
20,000,000	National Australia Bank Limited, New York	0.32%	02/21/12	20,000,000
18,000,000	Rabobank Nederland NV, New York	0.43%	03/01/12	18,000,000
30,000,000	Royal Bank of Canada, New York (1)	0.52%	02/29/12	30,000,000
10,000,000	Royal Bank of Canada, New York (1)	0.40%	04/10/12	10,000,000
5,000,000	Royal Bank of Canada, New York (1)	0.40%	07/09/12	5,000,000
20,000,000	Sumitomo Mitsui Banking Corp., New York	0.35%	01/12/12	20,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.22%	01/20/12	10,000,000
10,000,000	Sumitomo Mitsui Banking Corp., New York	0.40%	02/09/12	10,000,000
15,000,000	Sumitomo Trust Banking Co Ltd., New York	0.23%	01/06/12	15,000,000
15,000,000	Sumitomo Trust Banking Co Ltd., New York	0.17%	01/09/12	15,000,000
15,000,000	Svenska Handelsbanken, New York	0.33%	01/09/12	15,000,000
7,000,000	Toronto Dominion Bank, New York (1)	0.36%	01/12/12	7,000,000
15,500,000	Toronto Dominion Bank, New York	0.37%	04/17/12	15,500,000
20,000,000	Toronto Dominion Bank, New York	0.38%	05/04/12	19,999,996
20,000,000	Westpac Banking Corp., New York (1)	0.42%	01/18/12	20,000,000

	Total Bank Obligations			346,104,996

	(Cost $346,104,996)

CORPORATE DEBT – 32.1%

COMMERCIAL PAPER – 32.1%
ASSET BACKED SECURITIES – 15.4%
15,000,000	Fairway Finance Co. LLC (1)	0.31%	03/09/12	15,000,000
23,000,000	Fairway Finance Co. LLC (1)	0.31%	05/04/12	23,000,000
12,000,000	Kells Funding LLC (1)	0.50%	02/10/12	12,000,000
10,000,000	Kells Funding LLC (1)	0.57%	03/01/12	10,000,000
25,000,000	Regency Markets No. 1 LLC (2)	0.36%	01/17/12	24,996,000
20,000,000	Solitaire Funding LLC (2)	0.40%	01/23/12	19,995,111
30,000,000	Victory Receivables Corp. (2)	0.35%	01/04/12	29,999,125
14,979,000	Victory Receivables Corp. (2)	0.37%	01/18/12	14,976,383

				149,966,619

See accompanying notes to financial statements.

Money Market Portfolio

Schedule of Investments

December 31, 2011

(Continued)

Par Value		Interest Rate	Maturity	Amortized Cost

FINANCIAL COMPANIES – 16.7%
$20,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., New York (2)	0.33%	01/06/12	$19,999,083
17,000,000	Credit Suisse, New York (2)	0.39%	01/05/12	16,999,264
20,000,000	Credit Suisse, New York (2)	0.47%	02/21/12	19,986,683
10,000,000	Nordea North America, Inc. (2)	0.38%	01/20/12	9,997,995
20,000,000	Nordea North America, Inc. (2)	0.36%	02/03/12	19,993,400
15,000,000	Nordea North America, Inc. (2)	0.44%	02/16/12	14,991,567
30,000,000	Svenska Handelsbanken, Inc. (2)	0.36%	01/19/12	29,994,600
15,000,000	UBS Finance LLC, Delaware (2)	0.20%	01/24/12	14,998,083
15,000,000	UBS Finance LLC, Delaware (2)	0.48%	02/13/12	14,991,400

				161,952,075

	Total Commercial Paper			311,918,694

	Total Corporate Debt			311,918,694

	(Cost $311,918,694)

MUNICIPAL BONDS – 8.8%(3)

9,315,000	California Housing Finance Agency RB, Home Mortgage, Series E-1, Letter of Credit: Freddie Mac, Fannie Mae	0.07%	02/01/23	9,315,000
5,990,000	California Housing Finance Agency RB, Multifamily Housing, Series A, Letter of Credit: Freddie Mac, Fannie Mae	0.07%	08/01/40	5,990,000
12,600,000	California Housing Finance Agency RB, Multifamily Housing, Series E, Letter of Credit: Freddie Mac, Fannie Mae	0.08%	08/01/37	12,600,000
18,800,000	Houston, Texas Utility System RB, First Lien, Series B-3, Letter of Credit: Sumitomo Mitsui Bank New York	0.07%	05/15/34	18,800,000
18,000,000	New York City Housing Development Corp., Multifamily Rent Housing RB, West End Towers, Series A, Credit Support Fannie Mae Liquidity Facility: Fannie Mae	0.09%	05/15/34	18,000,000
10,000,000	New York, Subseries F-3, GO, Letter of Credit: Sumitomo Mitsui Banking Corp.	0.08%	09/01/35	10,000,000
10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co.	0.17%	12/01/29	10,800,000

	Total Municipal Bonds			85,505,000

	(Cost $85,505,000)

REPURCHASE AGREEMENTS – 20.3%

75,000,000

Deutsche Bank Securities, Inc. To be repurchased at $75,000,417 (collateralized by $76,469,000 par amount of Federal National Mortgage Association Debentures and Federal Home Loan Bank Consolidated Bond, 0.18% to 0.50%; due 12/27/2012 to 09/06/2013;

	Total Value $76,502,184)	0.05%	01/03/12	75,000,000

See accompanying notes to financial statements.

Money Market Portfolio Schedule of Investments December 31, 2011 (Concluded)

Par Value		Interest Rate	Maturity	Amortized Cost
REPURCHASE AGREEMENTS (continued)

$122,244,000	UBS Securities LLC To be repurchased at $122,244,543 (collateralized by $119,842,083 par amount of Federal National Mortgage Backed Security, 4.00%; due 11/01/2041; Total Value $125,911,321)	0.04%	01/03/12	$122,244,000

	Total Repurchase Agreements			197,244,000

	(Cost $197,244,000)
	Total Investments – 100.0%			970,819,532
	(Cost $970,819,532 ) *
	Liabilities in excess of Other Assets – 0.0%			(104,709)

	Net Assets – 100.0%			$970,714,823

	Net Asset Value			$1.00

*Aggregate	cost is the same for financial reporting and Federal tax purposes.
(1)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.
(2)	Rate disclosed represents the discount rate at the time of purchase.
(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.

GO	General Obligation
RB	Revenue Bonds

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Assets and Liabilities December 31, 2011

	Government/REPO Portfolio	Money Market Portfolio
ASSETS
Investments in securities, at amortized cost,which approximates fair value	$—	$773,575,532
Repurchase agreements, at cost, which approximates fair value	177,376,000	197,244,000
Cash	193	469
Accrued interest receivable	607	299,678
Other assets	763	9,119

Total Assets	177,377,563	971,128,798

LIABILITIES
Dividends payable	1,282	86,677
Accrued expenses payable
Investment advisory fees (Note 2)	3,762	93,872
Administration fees (Note 2)	—	37,329
Custodian fees (Note 2)	9,522	38,568
Transfer agent fees (Note 2)	132	1,810
Other liabilities	33,219	155,719

Total Liabilities	47,917	413,975

NET ASSETS	$177,329,646	$970,714,823

NET ASSETS CONSIST OF:
Paid-in Capital	$177,329,646	$970,700,103
Accumulated net realized gain on securities sold	—	14,720

TOTAL NET ASSETS	$177,329,646	$970,714,823

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	177,329,646	970,700,103

Net Asset Value Per PC (Net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc. Statements of Operations Year Ended December 31, 2011

	Government/REPO Portfolio	Money Market Portfolio
INTEREST INCOME	$96,011	$3,172,152

EXPENSES
Investment advisory fees (Note 2)	184,195	1,608,984
Administration fees (Note 2)	46,049	614,990
Custodian fees (Note 2)	21,058	117,095
Audit and tax fees	9,792	66,802
Insurance expense	2,711	69,506
Legal fees	606	140,056
Transfer agent fees (Note 2)	603	10,071
Fund compliance fees	—	45,243
Trustee expense	—	15,433
Miscellaneous	15,445	69,364

Total Expenses	280,459	2,757,544
Less fees waived (Note 2)	(211,120)	(639,577)

Net Expenses	69,339	2,117,967

NET INVESTMENT INCOME	26,672	1,054,185

NET REALIZED GAIN ON SECURITIES SOLD	—	32,445

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26,672	$1,086,630

See accompanying notes to financial statements.

Government/REPO Portfolio Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$26,672	$108,991

Net increase in net assets resulting from operations	26,672	108,991

DIVIDENDS AND DISTRIBUTIONS TO
PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0003 and $0.0009 per PC, respectively	(26,672)	(108,991)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	251,616,824	1,464,718,458
Reinvestment of dividends	26,762	45,649
Cost of PCs repurchased	(198,491,379)	(1,522,512,890)

Net increase/(decrease) in net assets resulting from capital transactions	53,152,207	(57,748,783)

Total increase /(decrease) in net assets	53,152,207	(57,748,783)

NET ASSETS:
Beginning of year	124,177,439	181,926,222

End of year	$177,329,646	$124,177,439

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	251,616,824	1,464,718,458
Reinvestments of dividends	26,762	45,649
PCs repurchased	(198,491,379)	(1,522,512,890)

Net increase (decrease) in PCs outstanding	53,152,207	(57,748,783)

See accompanying notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	Year Ended December 31, 2011	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,054,185	$1,701,307
Net realized gain on securities sold	32,445	53,363

Net increase in net assets resulting from operations	1,086,630	1,754,670

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0009 and $0.0015 per PC, respectively	(1,098,397)	(1,839,863)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	8,079,529,588	9,637,139,042
Reinvestment of dividends	794,658	1,467,291
Cost of PCs repurchased	(8,244,325,563)	(9,640,722,568)

Net decrease in net assets resulting from capital transactions	(164,001,317)	(2,116,235)

Total decrease in net assets	(164,013,084)	(2,201,428)

NET ASSETS:
Beginning of year	1,134,727,907	1,136,929,335

End of year	$970,714,823	$1,134,727,907

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	8,079,529,588	9,697,146,286
Reinvestments of dividends	794,658	1,467,291
PCs repurchased	(8,244,325,563)	(9,700,729,812)

Net decrease in PCs outstanding	(164,001,317)	(2,116,235)

See accompanying notes to financial statements.

Government/REPO Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00

Income From Investment Operations:
Net Investment Income	0.0003	0.001	0.001		0.020		0.050
Net Realized Gain (Loss) on Investments	—	—	—		—		—

Total Income From Investment Operations	0.0003	0.001	0.001		0.020		0.050

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0003)	(0.001)	(0.001)		(0.020)		(0.050)

Total Dividends and Distributions	(0.0003)	(0.001)	(0.001)		(0.020)		(0.050)

Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return	0.03%	0.09%	0.07%		1.92%		5.15%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$177,330	$124,177	$181,926		$443,571		$415,405

Ratio of Net Expenses to Average Net Assets (1)	0.08%	0.10%	0.12	%(3)	0.11	%(3)	0.10%

Ratio of Net Investment Income to Average Net Assets (2)	0.03%	0.09%	0.08%		1.84%		5.09%

(1)

Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.30%, 0.30%, 0.29%, 0.25% and 0.22% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(2)

Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been (0.20)%, (0.11)%, (0.09)%, 1.70% and 4.97% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(3)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.03% and 0.01%, respectively.

See accompanying notes to financial statements.

Money Market Portfolio Financial Highlights For a Participation Certificate (PC) Outstanding Throughout Each Period

	Year Ended 12/31/11	Year Ended 12/31/10	Year Ended 12/31/09		Year Ended 12/31/08		Year Ended 12/31/07
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00		$1.00		$1.00

Income From Investment Operations:
Net Investment Income	0.001	0.002	0.005		0.030		0.050
Net Realized Gain (Loss) on Investments (1)	—	—	—		—		—

Total Income From Investment Operations	0.001	0.002	0.005		0.030		0.050

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.001)	(0.002)	(0.005)		(0.030)		(0.050)

Total Dividends and Distributions	(0.001)	(0.002)	(0.005)		(0.030)		(0.050)

Net Asset Value, End of Year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return	0.09%	0.15%	0.46%		2.67%		5.12%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$970,715	$1,134,728	$1,136,929		$1,215,820		$461,251

Ratio of Net Expensesto Average Net Assets (2)	0.17%	0.17%	0.19	%(4)	0.20	%(4)	0.23%

Ratio of Net Investment Income to Average Net Assets (3)	0.09%	0.13%	0.47%		2.56%		4.84%

(1)	Less than $0.001 per share.
(2)

Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.22%, 0.22%, 0.23%, 0.23% and 0.25% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(3)

Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been 0.03%, 0.08%, 0.43%, 2.53% and 4.82% for the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.02% and 0.01%, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2011

Note 1. Organization and Significant Accounting Policies

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of two separate portfolios: the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).

The Government/REPO Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

The Money Market Portfolio — a money market fund which seeks a high level of current income by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

Security Valuation: Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until effective maturity or sale of the security.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of December 31, 2011 is as follows:

	Total Fair Value at December 31, 2011	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Government/REPO Portfolio
Investments in Securities*	$177,376,000	$—	$177,376,000	$—

Money Market Portfolio
Investments in Securities*	$970,819,532	$—	$970,819,532	$—

*	Please refer to the schedule of investments for industry and security type breakouts.

For the year ended December 31, 2011, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over the estimated lives of the respective securities.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2011

(Continued)

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in 2011 were from ordinary income for U.S. income tax purposes.

In order to present net assets that more closely represent their tax character, certain reclassifications are made to the net asset components. For the year ended December 31, 2011, undistributed net realized short term gains for the Money Market Portfolio was decreased by $44,212 and undistributed net investment income was increased by the same amount. This was due to undistributed net realized gains, as of December 31, 2010, and current realized gains being distributed to shareholders as net investment income. Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal tax purposes.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Portfolios. In general, the provisions of the Act will be effective for the Portfolios’ fiscal year ending December 31, 2011. The Act provides several benefits, including the unlimited carryover of future capital losses.

Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of December 31, 2011 were entered into on December 30, 2011.

Expenses, Investment Income and Gain/Loss Allocation: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 2. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BlackRock Advisors, LLC. (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. As of July 20, 2011, the investment advisory agreements between the Fund and BlackRock Institutional Management Corporation (“BIMC”) were transferred to BALLC (the “Transaction”). The Transaction, which was undertaken in connection with the reorganization of certain BlackRock, Inc. investment advisory entities, did not result in the assignment of the investment advisory agreements between the Fund and BIMC for purposes of the Investment Company Act because there was no change of actual control or management of the investment advisor. There was no change of control because BIMC and BALLC are both indirect wholly-owned subsidiaries of BlackRock, Inc., and BALLC will continue to be an indirect wholly-owned subsidiary of BlackRock, Inc. after the Transaction. There was no change in management because the same portfolio management teams are advising the Portfolios when BALLC is acting as the investment advisor as advised the Portfolios when BIMC was acting as the investment advisor. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. As compensation for its services the Portfolios pay BALLC a fee, computed daily and paid

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2011

(Continued)

monthly based upon an annualized percentage of the average daily net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BALLC has agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BALLC and BCSFSC have agreed to waive fees “(other fee waivers)” such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average daily net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BCSFSC or BALLC cannot terminate such fee waivers prior to May 1, 2012 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2012 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.

For the Portfolios, BCSFSC has further contractually agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has contractually agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BALLC has further contractually agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has contractually agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BCSFSC and BALLC cannot terminate such fee waivers prior to May 1, 2012 without the consent of the Board of Trustees of the Fund.

As a result of these foregoing waivers, for the year ended December 31, 2011, BCSFSC waived $53,823 and $122,997 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio, respectively. BALLC waived $157,297 and $516,580 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the year ended December 31, 2011.

The Bank of New York Mellon (the “Custodian”) succeeded PFPC Trust Company as custodian of the Fund’s assets and BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) acts as the Fund’s transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

In connection with the Transaction, BALLC entered into investment advisory agreements with the Fund that are substantially identical to the then existing investment advisory agreements between BIMC and the Fund. BALLC, BCSFC and the Fund entered into agreements relating to fee waivers and expense limitations that are substantially identical to the then existing agreements among BIMC, BCSFC and the Fund relating to such matters. BALLC, BCSFC and the Fund also entered into a fee waiver agreement relating to the portfolio yield of the Money Market Portfolio that is substantially identical to the existing fee waiver agreement relating to the portfolio yield of the Government/REPO Portfolio.

Plan Investment Fund, Inc.

Notes to Financial Statements

December 31, 2011

(Concluded)

Note 3. Uncertain Tax Positions

Management has analyzed the Portfolios’ tax positions taken on federal and state income tax returns for all open tax years (2008 through 2011), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 4. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Deloitte & Touche LLP 111 S. Wacker Drive Chicago, IL 60606-4301 USA Tel: +1 312 486 1000 Fax: +1 312 486 1486 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participation Certificate Holders and Board of Trustees of Plan Investment Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Plan Investment Fund, Inc., comprised of the Government/REPO Portfolio and Money Market Portfolio (collectively, the “Portfolios”) as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform, audits of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Portfolios’ custodian and brokers. Where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Plan Investment Fund, Inc. as of December 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

February 24, 2012

Member of
Deloitte Touche Tohmatsu

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2011

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Trustees

Name, Address, and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Dorothy A. Coleman 165 Court Street Rochester, NY 14647 Age 49	Trustee	1 Year	September 2011 to Present – Executive Vice President, Chief Financial Officer Elect, The Lifetime Healthcare Companies;	Two	None

2009 to September 2011 – Executive Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Rhode Island;

2007 to October 2008 – Chief Operating Officer/ Interim President-Public Sector Line of Business, United Healthcare

Emil D. Duda 165 Court Street Rochester, NY 14647 Age 60	Trustee	10 Years	2007 to December 2011 – Senior Executive Vice President and Chief Financial Officer, The Lifetime Healthcare Companies	Two	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2011

(Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
John G. Foos 1181 Gussie’s Knoll Greensboro, GA 30642 Age 62	Chairman	8 Years	February 2011 to Present – Member of the Board of Directors and Chairman of the Audit Committee, Blue Cross and Blue Shield of South Carolina;	Two	Transatlantic Holdings, Inc.

November 2008 to Present – retired;

	Trustee	10 Years	2007 to November 2008 – Senior Vice President and Chief Financial Officer, Independence Blue Cross

Robert J. Kolodgy 225 North Michigan Ave. Chicago, IL 60601 Age 54	Trustee	1 Year	2009 to Present – Senior Vice President and Chief Financial Officer, Blue Cross and Blue Shield Association;	Two	None

2007 to 2009 – Chief Operating Officer, Chief Financial Officer, Chief Strategy Officer, Paramount Healthcare and Promedica Health Systems

Alan Krigstein 1901 Market Street Philadelphia, PA 19103-1480 Age 59	Trustee	1 Year	April 2009 to Present – Executive Vice President, Chief Financial Officer and Treasurer, Independence Blue Cross;	Two	None

2007 to March 2009 – Senior Vice President and Chief Financial Officer, AmeriHealth Mercy Family of Companies

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2011

(Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Robert A. Leichtle 1-20 East at Alpine Road Columbia, SC 29219 Age 65	Trustee	11 Years	December 2011 to Present – Retired; 2007 to November 2011 – Executive Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of South Carolina	Two	None

Gerard T. Mallen 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 57	Trustee	7 Years

December 2008 to Present – Treasurer and Finance Division Senior Vice President, Health Care Service Corporation;

2007 to December 2008 – Vice President Treasury Operations, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Oklahoma, Texas and New Mexico)

				Two	None

Joseph F. Reichard, CCM 120 Fifth Avenue, Ste 911 Pittsburgh, PA 15222 Age 64	Trustee	14 Years	2007 to Present – Vice President, Treasury Services and Assistant Treasurer, Highmark, Inc. (Insurance Company)	Two	None

John C. Trifone 445 Industrial Lane Berlin, VT 05602 Age 57	Trustee	5 Years	2007 to Present – Vice President, Treasurer, Chief Financial Officer and Chief Information Officer, Blue Cross Blue Shield of Vermont	Two	None

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2011

(Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Marilyn T. Tromans 2301 Main Kansas City, MO 64108 Age 58	Trustee	5 Years	October 2010 to Present – Senior Vice President, Chief Financial Officer, Blue Cross and Blue Shield of Kansas City;	Two	None

2007 to September 2010 – Vice President and Chief Financial Officer, Blue Cross and Blue Shield of Kansas City

Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 52	Trustee	2 Years

April 2009 to Present – Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama;

2007 to April 2009 – Vice President, Internal Audit and Information Security, Blue Cross and Blue Shield of Alabama

				Two	None

Executive Officers

Dale E. Palka 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 63	President and Chief Executive Officer	2 Years	May 2009 to Present – Senior Vice President, BCS Financial Corporation; 2007 to May 2009 – Senior Vice President, BCS Financial Services Corporation

Plan Investment Fund, Inc.

Trustees and Officers Disclosure

(Unaudited)

December 31, 2011

(Continued)

Name, Address, and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee
Executive Officers

Joseph S. Castellon 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 41	Treasurer Chief Compliance Officer and Secretary	2 Years 1 Year

April 2011 to Present – Vice President, BCS Financial Corporation;

June 2009 to April 2011 – Assistant Vice President, BCS Financial Corporation;

July 2007 to November 2008 – Vice President, Suburban Bank and Trust Company

(1)	Term of office is one year.

In 2011, the Fund paid remuneration to members of the Board of Trustees of the Fund in the amount of $1,500, in the aggregate.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. You may obtain a free copy of the Statement of Additional Information, or request any other information and discuss your questions about us, by writing or calling (collect), BCS Financial Services Corporation, 2 Mid America Plaza, Suite 200, Oakbrook Terrace, IL 60181 or (630) 472-7700.

Plan Investment Fund, Inc.

Fund Expense Examples

(Unaudited)

December 31, 2011

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended December 31, 2011” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Six Months Ended December 31, 2011*
Actual	$1,000.00	$1,000.09	$0.35

Hypothetical (5% return before expenses)	$1,000.00	$1,024.85	$0.36

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Money Market Portfolio

	Beginning Account Value July 1, 2011	Ending Account Value December 31, 2011	Expenses Paid During Six Months Ended December 31, 2011*
Actual	$1,000.00	$1,000.38	$0.86

Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.87

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2011

Government/REPO

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$177,376,000
Liabilities in excess of Other Assets	0.0	(46,354)

Net Assets	100.0%	$177,329,646

Estimated Maturity Information
Maturity Information	Par Value	Percentage of Portfolio
1 - 7 days	$177,376,000	100.0%

	$177,376,000	100.0%

Average Weighted Maturity - 4 days

Plan Investment Fund, Inc.

Fund Profile

(Unaudited)

December 31, 2011

Money Market Portfolio

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
U.S. Treasury Obligations	3.1%	$30,046,842
Bank Obligations - Yankee Certificates of Deposit	35.7	346,104,996
Commercial Paper - Asset Backed Securities	15.4	149,966,619
Commercial Paper - Financial Companies	16.7	161,952,075
Municipal Bonds	8.8	85,505,000
Repurchase Agreements	20.3	197,244,000

Total Investments in Securities	100.0%	970,819,532

Liabilities in excess of Other Assets:	0.0	(104,709)

Net Assets	100.0%	$970,714,823

Estimated Maturity Information

Maturity Information	Par Value	Percentage of Portfolio
17 - days	$387,749,000	39.9%
8 - 14 days	147,000,000	15.1
15 - 30 days	169,979,000	17.5
31 - 60 days	142,605,000	14.7
61 - 90 days	58,000,000	6.0
91 - 120 days	15,500,000	1.6
121 - 150 days	20,000,000	2.1
Over 150 days	30,000,000	3.1

	$970,833,000	100.0%

Average Weighted Maturity - 30 days

Plan Investment Fund, Inc.

Approval of Investment Advisory Agreements

(Unaudited)

December 31, 2011

Board of Trustees’ Consideration of Investment Advisory Agreements. Investment Advisory (“Advisory Agreements”) between Plan Investment Fund, Inc. (“PIF”) and Merganser Capital Management, Inc. (“Merganser” or “Investment Advisor”), were approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on November 18, 2011. The Advisory Agreements have not yet been entered into. The Advisory Agreements relate to PIF’s Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio (the “Portfolios”), which are expected to commence operations on or about March 1, 2012. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from Merganser and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements.

Fees. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before and after any fee waivers, of each Portfolio against fees of a peer group of ultrashort duration portfolios.

The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by Merganser. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process to be used by the Investment Advisor in managing the Portfolios. In connection with this information, the Trustees considered the Investment Advisor’s in-house research capabilities as well as other resources available to the Investment Advisor’s personnel.

The Trustees also considered the quality of the services to be provided by the Investment Advisor to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Advisor designed to fulfill its duties to the Portfolios with respect to compliance matters.

The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The Trustees concluded that the services to be provided by the Investment Advisor were consistent with the Portfolios’ requirements and that the Investment Advisor appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.

Fund Performance. Since the Portfolios have not yet commenced operations, the Board of Trustees was not able to consider their investment performance. However, the Board of Trustees received and considered information about the investment performance of a cash management account managed by Merganser against relevant indices and other similar accounts and funds. The Trustees concluded that the performance of this account was competitive with these other accounts and funds.

Profitability. The Board of Trustees considered the level of Merganser’s profits in respect of its relationship with the Portfolios, including the cost of services provided by Merganser. The Board of Trustees considered the profits realized by Merganser in connection with the operation of the Portfolios. The Board of Trustees also considered Merganser’s profit margins. The Board concluded that Merganser’s profit is a reasonable profit for the services provided to the Portfolios.

Economies of Scale. The Independent Trustees received and considered economies-of-scale in light of agreed breakpoints and the level of projected assets in the Portfolios. The Trustees concluded that the advisory fee structure was reasonable.

Other Benefits to the Investment Advisor. The Board of Trustees did not take into account other potential benefits to the Investment Advisor, such as the engagement of affiliates of the Investment Advisor as service providers to the Portfolios, since Merganser’s affiliates are not providing such services.

No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the Advisory Agreements, including the fees to be charged for services thereunder.

Plan Investment Fund, Inc.

Other Disclosures

(Unaudited)

December 31, 2011

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, IL 60181

(630) 472-7700

TRUSTEES

Dorothy A. Coleman

Executive Vice President

and Chief Financial Officer Elect

The Lifetime Companies

Emil D. Duda

Senior Executive Vice President

and Chief Financial Officer

The Lifetime Healthcare Companies

John G. Foos

Chairman

Plan Investment Fund, Inc. and

Board of Directors and Audit Committee Chairman

Blue Cross and Blue Shield of South Carolina

Robert J. Kolodgy

Senior Vice President and

Chief Financial Officer

Blue Cross and Blue Shield Association

Alan Krigstein

Executive Vice President, Chief Financial

Officer and Treasurer

Independence Blue Cross

Robert A. Leichtle

Retired Executive Vice President and

Chief Financial Officer and Treasurer

Blue Cross and Blue Shield of South Carolina

Gerard T. Mallen

Treasurer and Finance Division

Senior Vice President

Health Care Service Corporation

Joseph F. Reichard, CCM

Vice President, Treasury Services

and Assistant Treasurer

Highmark, Inc.

John C. Trifone

Vice President, Treasurer,

Chief Financial Officer and

Chief Information Officer

Blue Cross and Blue Shield of Vermont

Marilyn T. Tromans

Senior Vice President, Chief Financial

Officer Blue Cross and Blue Shield of

Kansas City

Cynthia M. Vice

Senior Vice President,

Chief Financial Officer and Treasurer

Blue Cross and Blue Shield of Alabama

INVESTMENT ADVISOR

GOVERNMENT/REPO PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC.

Wilmington, Delaware

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer.

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics referred to in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics referred to in 2(a) above were granted.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Marilyn T. Tromans, an independent trustee who serves on its audit committee, qualifies as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services

Audit and Non-Audit Fees

The following table sets forth the aggregate audit and non-audit fees billed to the Fund for the fiscal years ended December 31, 2011 and 2010 for professional services rendered by the Fund’s Independent Registered Public Accounting Firm, Deloitte & Touche LLP.

	Year Ended December 31,
	2011	2010
Audit fees	$52,500	$50,500
Audit-related fees	17,850	21,707
Tax fees	5,300	10,200
All other fees	0	0

Total	$75,650	$82,407

Audit fees include fees billed for professional services associated with the annual audits and filings of the Fund’s Form N-1A, Form N-CSR, Form N-SAR and Rule 17f-2 of the Investment Company Act of 1940. Audit related fees are fees billed for assurance and related services that are reasonably related to the performance of the audit. The audit related fees shown above are principally related to the semi-annual review of the Fund’s financial statements. Tax fees represent fees billed for services rendered for tax compliance and tax advice by the Fund’s Independent Registered Public Accounting Firm. All other fees would be for services rendered other than those included in the audit, audit-related or tax categories. All services for 2011 and 2010 for which fees are included in the table above were pre-approved by the audit committee of the Fund.

Other Affiliate Services Required to be Pre-Approved

The audit committee of the Fund also is required to pre-approve services by the Fund’s auditor to certain affiliate entities as defined by SEC rules, including the Fund’s Advisor and any entity controlling, controlled by or under common control with the Advisor to the extent such services are determined to have a direct impact on the operations or financial reporting of the Fund. The amount of all other fees billed for services provided to the Fund’s Advisor for such services was approximately $0 in 2011 and $17,000 in 2010 related to the Advisor’s regulatory compliance program. These services were pre-approved by the audit committee of the Fund.

Aggregate Non-Audit Fees

The aggregate non-audit fees billed for professional services for the Fund, the Fund’s Advisor and all affiliates as defined by SEC rules, totaled approximately $0 in 2011 and $17,000 in 2010. The audit committee has considered the compatibility of the non-audit services that were not subject to pre-approval with the Independent Registered Public Accounting Firm’s independence.

Audit Committee Pre-Approval Policies

The audit committee of the Fund has adopted policies that require that each engagement of the Fund’s independent auditors to render audit or non-audit services to the Fund be pre-approved by the Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member shall have the authority to pre-approve audit or non-audit services to the Company. The Fund’s audit committee, or if the committee shall determine to delegate such matter to one of its members, such member, also pre-approves all engagements by the independent auditors for engagements for non-audit services to the Adviser and any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations or financial reporting of the Fund. The foregoing pre-approval requirements will not apply to certain non-audit services, provided the same are limited in amount and other requirements are satisfied with respect thereto, in accordance with the applicable provisions of Rule 2-01 under SEC Regulation S-X.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Audited schedule of investments is included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 as of a date within 90 days of the filing date of the report.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics (incorporated by reference to Exhibit 10(a)(1) to the registrant’s Form N-CSR certified Shareholders Report for the period ended December 31, 2003, as filed with the SEC on March 4, 2004.)

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka
Dale E. Palka, President

Date: February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka
Dale E. Palka, President
(Principal Executive Officer)

Date: February 27, 2012

By:	/s/ Joseph S. Castellon
Joseph S. Castellon, Treasurer
(Principal Financial Officer)

Date: February 27, 2012

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.